Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 11, 2011
Document And Entity Information
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,802,252
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and equivalents	$ 974,799	$ 350,339
Accounts receivable	138,639	112,209
Interest receivable	135,163	139,441
Current maturities of mortgage loans receivable, net of allowance of $16,711 and $28,574 and deferred origination fees of $30,010 and $39,965 at September. 30, 2011 and December 31, 2010, respectively	564,825	1,193,149
Current maturities of bond portfolio, at fair value	872,000	627,000
Prepaid expenses	11,727	7,407
Total current assets	2,697,153	2,429,545
Mortgage Loans Receivable, net of current maturities, allowance of $814,621 and $683,255 and deferred origination fess of $527,403 and $532,873 at September 30, 2011 and December 31, 2010	28,470,124	28,952,689
Bond Portfolio, at fair value, net of current maturities	9,282,352	9,650,849
Real Estate Held for Sale	790,082	727,532
Deferred Offering Costs, net of accumulated amortization of $793,714 and $705,923 at September30, 2011 and December 31, 2010 respectively	845,444	845,694
Total Assets	42,085,155	42,606,309
Current Liabilities
Current maturities of secured investor certificates	573,000	902,000
Line of credit	800,000	1,416,000
Accounts payable	260,039	37,364
Management fee payable		22,357
Dividends payable	163,823	194,311
Total current liabilities	1,796,862	2,572,032
Deposit on real estate held for sale	52,300	45,000
Secured Investor Certificates, Series B, net of current maturities	18,434,000	18,307,000
Secured Investor Certificates, Series C	6,072,000	5,134,000
Total liabilities	26,355,162	26,058,032
Stockholders' Equity
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,940,338 shares at September 30, 2011 and 1,943,107 at December 31, 2010	18,333	19,431
Additional paid-in capital	19,733,946	20,175,331
Accumulated deficit	(4,022,286)	(3,646,485)
Total stockholders' equity	15,729,993	16,548,277
Total Liabilities and Stockholders' Equity	$ 42,085,155	$ 42,606,309

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ 16,711	$ 28,574
Current deferred origination fees for current mortgage loans recievable	30,010	39,965
Allowance for mortgage loans recievable	814,621	683,255
Deferred origination fees for mortgage loans recievable	527,403	532,873
Accumulated amortization for deferred offering costs	$ 793,714	$ 705,923
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000
Common Stock, Issued	1,833,309	1,943,107
Common Stock, Outstanding	1,833,309	1,943,107

Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Interest and Other Income	$ 803,856	$ 897,691	$ 2,423,237	$ 2,588,494
Interest Expense	434,131	443,690	1,289,490	1,301,036
Net Interest Income	369,725	454,001	1,133,747	1,287,458
Provision for losses on mortgage loans receivable	55,955	44,947	142,899	187,118
Provision for losses on bonds			100,000
Provision for Losses on Mortgage Loans Receivable and Bonds	55,955	44,947	242,899	187,118
Net Interest Income after Provision for Mortgage and Bond Losses	313,770	409,054	890,848	1,100,340
Other operating expenses	193,036	176,120	630,029	585,936
Real estate impairment	57,820	47,000	57,820	139,000
Total Operating Expenses	250,856	223,120	687,849	724,936
Operating Income	62,914	185,934	202,999	375,404
Other Income	10,855	342	11,896	8,205
Net Income	$ 73,769	$ 186,276	$ 214,895	$ 383,609
Basic and Diluted Income Per Share	$ 0.04	$ 0.09	$ 0.11	$ 0.17
Dividends Declared Per Share	$ 0.09	$ 0.1	$ 0.29	$ 0.3
Weighted Average Common Shares Outstanding - Basic and Diluted	1,908,999	2,061,930	1,930,523	2,276,762

Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Net income	$ 214,895	$ 383,609
Impairment on real estate held for sale	57,820	139,000
Provision for losses on mortgage loans receivable	142,899	187,118
Provision for losses on bonds	100,000
Amortization of loan origination discounts	(15,425)	(24,141)
Amortization of deferred costs	87,791	91,239
Accounts receivable	(26,430)	30,159
Interest receivable	4,278	(3,852)
Prepaid expenses	(4,320)	(5,562)
Accounts payable	222,675	(30,037)
Management fee payable	(22,357)
Net cash provided by operating activities	761,826	767,533
Cash Flows from Investing Activities
Investment in mortgage loans	(40,922)
Proceeds from origination fees	14,700	28,789
Collections of mortgage loans	896,567	275,215
Investment in bonds	(31,046)
Proceeds from bonds	54,543	1,428,795
Net cash provided by investing activities	893,842	1,732,799
Cash Flows from Financing Activities
Payments on line of credit, net	(616,000)	(2,250,000)
Proceeds from secured investor certificates	925,000	1,299,000
Payments on secured investor certificate maturities	(189,000)	(440,000)
Payments for deferred costs	(87,541)	(127,979)
Stock exchanges and redemptions	(442,482)	(71,175)
Dividends paid	(621,185)	(705,727)
Net cash used for financing activities	(1,031,208)	(2,295,881)
Net Increase in Cash and Equivalents	624,460	204,451
Cash and Equivalents - Beginning	350,339	67,137
Cash and Equivalents - Ending	$ 974,799	$ 271,588

Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Dividends payable	$ 163,823	$ 200,025
Mortgages receivable reclassified to real estate held for sale	144,666
Interest paid	1,289,490	1,209,797
Secured investor certificates issued through the stock exchange program	$ 18,000	$ 2,288,000

Summary of Significant Accounting Pollicies	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Pollicies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with the instructions for interim statements and, therefore, do not include all information and disclosures necessary for fair presentation of results of operations, financial position, and changes in cash flow in conformity with generally accepted accounting principles. However, in the opinion of management, such statements reflect all adjustments (which include only normal recurring adjustments) necessary for fair presentation of financial position, results of operations, and cash flows for the period presented.

The unaudited financial statements of the Company should be read in conjunction with the December 31, 2010 audited financial statements included in the Company’s Annual Report on Form 10-K, as filed with the Securities and Exchange Commission for the year ended December 31, 2010. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

Nature of Business

American Church Mortgage Company, a Minnesota corporation, was incorporated on May 27, 1994. The Company was organized to engage primarily in the business of making mortgage loans to churches and other nonprofit religious organizations throughout the United States, on terms established for individual organizations.

Accounting Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could differ from those estimates. The most sensitive estimates relate to the realizability of the mortgage loans receivable and the valuation of the bond portfolio and real estate held for sale. It is at least reasonably possible that these estimates could change in the near term and that the effect of the change, if any, may be material to the financial statements.

Concentration of Credit Risk

The Company's loans have been granted to churches and other non-profit religious organizations. The ability of the Company’s debtors to honor their contracts is dependent upon a number of factors, including member contributions and the involvement in the church or organization of its senior pastor.

Cash and Equivalents

The Company considers all highly liquid debt instruments purchased with maturities of three months or less to be cash equivalents.

The Company maintains accounts primarily at two financial institutions. At times throughout the year, the Company’s cash and equivalents balances may exceed amounts insured by the Federal Deposit Insurance Corporation. Cash in money market funds is not federally insured. The Company had approximately  $5,000 in money market fund accounts at both September 30, 2011 and December 31, 2010. The Company has not experienced any losses in such accounts.

Bond Portfolio

The Company classifies the bond portfolio as “available-for-sale” and measures the portfolio at fair value. While the bonds are generally held until contractual maturity, the Company classifies them as available-for-sale as the proceeds from the sale of bonds may be used to repay secured investor certificates or provide additional liquidity or working capital in the short term. The Company has classified  $872,000 and  $627,000 in bonds as current assets as of September 30, 2011 and December 31, 2010, respectively, based on management’s estimates for liquidity requirements and contractual maturities of certain bonds maturing in 2012 and 2011, respectively.

Allowance for Mortgage Loan Losses

The Company records mortgage loans receivable at estimated net realizable value, which is the unpaid principal balances of the mortgage loans receivable and accounts receivable, less the allowance for mortgage loan losses. The Company’s loan policy provides an allowance for estimated uncollectible loans based on an evaluation of the current status of the loan portfolio. This policy reserves for principal amounts outstanding on a particular loan if cumulative interruptions occur in the normal payment schedule of a loan; therefore, the Company recognizes a provision for losses and an allowance for the outstanding principal amount of a loan in the Company’s portfolio if the amount is in doubt of collection. Additionally, no additional interest income is recognized on impaired loans, which are loans that are declared to be in default or are in the foreclosure process. At September 30, 2011, the Company reserved  $831,332 for sixteen mortgage loans, of which eight are three or more mortgage payments in arrears. One of the loans is in the foreclosure process. At December 31, 2010, the Company reserved  $711,829 for sixteen mortgage loans, of which ten were three or more mortgage payments in arrears. Three of the loans were in the foreclosure process.

A summary of transactions in the allowance for mortgage loan losses for the nine months ended September 30, 2011 is as follows:

Balance at December 31, 2010	$711,829
Provision for additional losses	142,899
Reclassification to real estate held for sale	(23,396)
Charge-offs	—
Balance at September 30, 2011	$831,332

The total impaired loans were approximately  $1,574,675 and  $2,248,000 at September 30, 2011 and December 31, 2010, respectively, which the Company believes are adequately secured by the underlying collateral and the allowance for mortgage losses.

Loans totaling approximately  $3,619,000 and  $2,989,000 exceeded 90 days past due but continued to accrue interest as of September 30, 2011 and December 31, 2010, respectively. The Company believes that continued interest accruals are appropriate because the loans are well secured, not deemed to be in default and the Company is actively pursuing collection of past due payments.

Real Estate Held for Sale

The Company records real estate held for sale at the estimated fair value, which is net of the expected expenses related to the sale of the real estate.

Carrying Value of Long-Lived Assets

The Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that the carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed of significantly before the end of the estimated useful life.

Recoverability is assessed based on the carrying amount of the asset compared to the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. A provision for losses is recognized when the carrying amount is deemed not recoverable and exceeds fair value as determined through various valuation techniques including, but not limited to, discounted cash flow models, quoted market values, and third party independent appraisals.

Revenue Recognition

Interest income on mortgage loans receivable and the bond portfolio is recognized as earned. Other income included with interest represents cash received for loan origination fees, which are recognized over the life of the loan as an adjustment to the yield on the loan.

Deferred Financing Costs

The Company defers the costs related to obtaining financing. These costs are amortized over the life of the financing using the straight line method, which approximates the effective interest method.

Income Per Common Share

No adjustments were made to income for the purpose of calculating earnings per share, as there were no potentially dilutive shares outstanding.

Fair Value Measurements	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Fair Value Measurements

2. FAIR VALUE MEASUREMENTS

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our Financial Statements, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded additional provisions for losses on our St. Agnes and Agape bonds (Note 3), which totaled  $100,000 and  $200,000 for the periods ended September 30, 2011 and December 31, 2010, respectively. Total allowance for losses on our bond portfolio equaled  $800,000 and  $700,000 at September 30, 2011 and December 31, 2010, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
September 30, 2011	Fair Value	Level 3

Bond portfolio	$10,154,352	$10,154,352

		Fair Value Measurement
December 31, 2010	Fair Value	Level 3

Bond portfolio	$10,277,849	$10,277,849

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds, and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

Bond Portfolio

Balance at December 31, 2010	$10,277,849
Purchases	31,046
Proceeds	(54,543)
Provision for losses	(100,000)
Balance at September 30, 2011	$10,154,352

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 2 input.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	September 30, 2011
	Level 1	Level 2	Level 3	Fair Value at September 30, 2011
Impaired Loans	$—	$—	$1,211,478	$1,211,478
Real estate held for resale	—	790,082	—	790,082
	$—	$790,082	$1,241,478	$2,001,560

	December 31, 2010
	Level 1	Level 2	Level 3	Fair Value at December 31, 2010
Impaired Loans	$—	$—	$1,840,000	$1,840,000
Real estate held for resale	—	727,532	—	727,532
	$—	$727,532	$1,840,000	$2,567,532

The change in Level 2 and Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Fair Value Measurement Level 3	Fair Value Measurement Level 2

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2010	$1,840,000	$727,532
Additions/Acquisitions	21,488	121,270
Dispositions/Proceeds	(600,478)	(900)
Provision for losses	(49,532)	(57,820)
Balance at September 30, 2011	$1,211,478	$790,082

Mortgage Loans Receivable and Bond Portfolio	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At September 30, 2011, the Company had first mortgage loans receivable totaling  $30,423,695. The loans bear interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.25% at September 30, 2011. The Company had first mortgage loans receivable totaling  $31,430,505 that bore interest ranging from 5.00% to 10.25% with a weighted average of approximately 8.30% at December 31, 2010.

The Company has a portfolio of secured church bonds at September 30, 2011 and December 31, 2010, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 5.25% to 10.40%. The aggregate value of secured church bonds equaled approximately  $10,954,352 at September 30, 2011 with a weighted average interest rate of 7.90% and approximately  $10,991,000 at December 31, 2010 with a weighted average interest rate of 7.92%. These bonds are due at various maturity dates through July 2039.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of September 30, 2011, is as follows:

	Mortgage Loans	Bond Portfolio

October 1, 2011 through September 30, 2012	$611,545	$872,000
October 1, 2012 through December 31, 2012	120,231	66,000
2013	1,683,885	605,000
2014	823,513	681,000
2015	963,768	146,000
Thereafter	26,220,752	8,584,352
	30,423,694	10,954,352
Less loan loss and bond loss allowances	(831,332)	(800,000)
Less deferred origination income	(557,413)	______-__
Totals	$29,034,949	$10,154,352

The Company currently owns  $2,035,000 First Mortgage Bonds issued by St. Agnes Missionary Baptist Church (“St. Agnes”) located in Houston, Texas. The total principal amount of First Mortgage Bonds issued by St. Agnes is  $13,375,000. St. Agnes defaulted on its payment obligations to bondholders in September 2007. St. Agnes subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the three properties that secure the First Mortgage Bonds in November 2007, which was dismissed in September 2008, and the church was subsequently foreclosed upon. The Company, along with all other bondholders, has a superior lien over all other creditors. No accrual for interest receivable from the First Mortgage Bonds is recorded by the Company. The Company has an aggregate allowance for losses of  $700,000 and  $600,000 for the First Mortgage Bonds at September 30, 2011 and December 31, 2010, respectively, which effectively reduces the bonds to the fair value amount management believes will be recovered. In March 2009, a lease was signed with St. Agnes to permit it to remain in the property while submitting lease payments to bondholders as partial interest payments. Lease payments began in the second quarter of 2009, however St. Agnes failed to make all required lease payments and was evicted from the property during the first quarter of 2010. The trustee is currently attempting to sell the three properties. One property has tentatively been sold. The trustee has not provided details of the sale to bondholders as of September 30, 2011.

The Company currently owns  $637,000 First Mortgage Bonds and  $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church (“Agape”) located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is  $7,200,000, and the total principal amount of Second Mortgage Bonds issued is  $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. Agape subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. Agape is currently performing under a loan modification agreement. The trustee is collecting weekly sinking fund payments from the Church, however this has not yet resulted in any disbursements to bondholders as of September 30, 2011. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an allowance for losses of  $100,000 for the First and Second Mortgage Bonds at both September 30, 2011 and December 31, 2010, which effectively reduces the bonds to the fair value amount management believes will be recovered.

Secured Investor Certificates	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Secured Investor Certificates

4. SECURED INVESTOR CERTIFICATES

Secured investor certificates are collateralized by certain mortgage loans receivable or secured church bonds of approximately the same value as the certificates. The weighted average interest rate on the certificates was 6.68% and 6.73% at September 30, 2011 and December 31, 2010, respectively. Holders of the secured investor certificates may renew certificates at the current rates and terms upon maturity at the Company’s discretion. Renewals upon maturity are considered neither proceeds from nor issuance of secured investor certificates. Renewals totaled approximately  $676,000 and  $519,000 for the nine months ended September 30, 2011 and 2010, respectively. The secured investor certificates have certain financial and non-financial covenants indentified in the respective series’ trust indentures. The Company is in compliance with all covenants for the nine months ended September 30, 2011 and 2010 respectively. All of the Series A certificates have matured as of September 30, 2010.

The estimated maturity schedule for the Series B and C Secured Investor Certificates at September 30, 2011 is as follows:

October 1, 2011 through September 30, 2012	$573,000
October 1, 2012 through December 31, 2012	775,000
2013	1,157,000
2014	1,865,000
2015	2,273,000
Thereafter	18,436,000

Totals	$25,079,000

In October 2008, the Company filed a registration statement with the Securities and Exchange Commission to offer  $20,000,000 worth of Series C secured investor certificates. The offering was declared effective by the SEC on March 30, 2009 and was amended in January 2010. The certificates are being offered in multiples of  $1,000 with interest rates ranging from 4.50% to 7.25%, subject to changing market rates, and maturities from 4 to 7 and 13 to 20 years. The certificates are collateralized by certain mortgage loans receivable and church bonds of approximately the same value. At September 30, 2011, approximately 3,486 Series C certificates had been issued for  $3,486,000. The Company also issued 2,586 Series C certificates through its stock exchange program (see Note 5).

Stock Exchange and Repurchase Programs	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Stock Exchange and Repurchase Programs

5. STOCK EXCHANGE AND REPURCHASE PROGRAMS

The Company commenced a stock exchange program effective February 2, 2010 whereby it offers to shareholders on an ongoing basis (until terminated or modified by the Board of Directors) an exchange of one  $1,000 principal amount Series C secured investor certificate for 200 shares of common stock of the Company, and, with respect to odd-lot holders above 200 shares converted into certificates, the sum of  $5.00 cash for each remaining share. This exchange ratio was determined by management and approved by the Board of Directors, and was established as a basis for the completion of the exchange offer. This ratio was not intended to represent the amount at which the Company or any other party would be expected to purchase common stock in an arm’s-length transaction. The Company’s Board of Directors has approved up to 1,000,000 shares to be repurchased. As of September 30, 2011, requests representing approximately 532,743 shares have been submitted for share exchanges. The Company exchanged 3,769 shares during the nine months ended September, 2011 for 18 Series C certificates ( $18,000 in principal amount) and paid  $845 in cash for remainder shares. The Company exchanged 528,974 shares during the year ended December 31, 2010 for 2,568 Series C certificates ( $2,568,000 in principal amount) and paid  $76,870 in cash for remainder shares.

The Company commenced a share repurchase plan on July 19, 2011 whereby it offers to shareholders on an ongoing, first-come, first-served basis (until terminated or modified by the Board of Directors) the repurchase of an aggregate of up to 250,000 shares of common stock at  $4.00 per share. Shares may be purchased at the sole discretion of the Company, subject to the funds available after meeting Company obligations. Shareholders must present for repurchase either: (i) a minimum of 500 Shares, or (ii) the total number of Shares registered in such Shareholder’s name. As of September 30, 2011, the Company has repurchased 106,029 shares for  $423,637 in cash. The Program may be modified or rescinded at the Board’s discretion upon 10 days’ notice to shareholders.

Line of Credit	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Line of Credit

6. LINE OF CREDIT

The Company has a  $1.42 million line of credit with Beacon Bank. Interest is charged monthly at the rate of 6.00%. We had outstanding balances of  $800,000 and  $1,416,000 at September 30, 2011 and December 31, 2010, respectively (See Note 9). The line of credit is secured by a first priority security interest in substantially all of the Company’s assets other than collateral pledged to secure the Company’s Series B and Series C secured investor certificates. The maturity date for the line is December 31, 2011, but, at the Company’s election, may be extended to December 31, 2012 if one half of the outstanding balance at December 31, 2010 is paid by December 31, 2011. The line of credit has various financial and non-financial covenants. At September 30, 2011, the Company was in compliance with financial and non-financial covenants. On October 12, 2011, the Company paid off the remaining balance. See Note 9, Subsequent Events, for more information.

Transactions With Affliliates	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Transactions With Affliliates

7. TRANSACTIONS WITH AFFILIATES

The Company has an Advisory Agreement with Church Loan Advisors, Inc. (the “Advisor”). The Advisor is responsible for the day-to-day operations of the Company and provides office space and administrative services. The Advisor and the Company are related through common ownership and common management. The Company paid the Advisor management and origination fees of approximately  $101,000 and  $96,000 during the three months ended September 30, 2011 and 2010, respectively, and  $320,000  and  $288,000 during the nine months ended September 30, 2011 and 2010, respectively.

Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Fair Value of Financial Instruments

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose the fair value information about financial instruments, where it is practicable to estimate that value. Because assumptions used in these valuation techniques are inherently subjective in nature, the estimated fair values cannot always be substantiated by comparison to independent market quotes and, in many cases, the estimated fair values could not necessarily be realized in an immediate sale or settlement of the instrument.

The fair value estimates presented herein are based on relevant information available to management as of September 30, 2011 and December 31, 2010, respectively. Management is not aware of any factors that would significantly affect these estimated fair value amounts. As these reporting requirements exclude certain financial instruments and all non-financial instruments, the aggregate fair value amounts presented herein do not represent management’s estimate of the underlying value of the Company.

The estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows:

	September 30, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$974,799	$974,799	$350,339	$350,339
Accounts receivable	138,639	138,639	112,209	112,209
Interest receivable	135,163	135,163	139,441	139,441
Mortgage loans receivable	29,034,949	38,264,567	30,145,838	29,650,126
Bond portfolio	10,154,352	10,154,352	10,277,849	10,277,849
Secured investor certificates	25,079,000	31,279,476	24,343,000	27,952,977
Line of credit	800,000	800,000	1,416,000	1,416,000

The following methods and assumptions were used by the Company to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value:

Cash and equivalents

Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value.

Accounts receivable

The carrying amount of accounts receivable approximates fair value.

Interest receivable

The carrying amount of interest receivable approximates fair value.

Mortgage loans receivable

The fair value of the mortgage loans receivable is currently greater than the carrying value as the portfolio is currently yielding a higher rate than similar mortgages with similar terms for borrowers with similar credit quality. The credit markets in which we conduct business have experienced a decrease in interest rates resulting in the fair value of the mortgage loans rising during the nine months ended September 30, 2011.

Bond portfolio

We determine the fair value of the bond portfolio shown in the table above by comparing the bonds we hold with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

Secured investor certificates

The fair value of the secured investor certificates is currently greater than the carrying value due to higher interest rates than current market rates.

Line of credit

The carrying amount of the line of credit approximates fair value.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events	9. SUBSEQUENT EVENTS On October 12, 2011, the Company paid off the $800,000 balance remaining on its line of credit with Beacon Bank without penalty and the line of credit was subsequently terminated.